Condensed financial information of the parent company - Statement of changes in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Balance start of period	€ 53,698	€ 55,628	€ 57,004
Net results	8,599	5,592	4,374
Other comprehensive income	30	1,357	985
Total comprehensive income	8,628	6,948	5,360
Dividends and other cash distributions	(3,886)	(4,377)	(2,671)
Share buyback programmes, commitment	(3,100)	(4,500)	(4,000)
Share buyback programmes, cancellation of shares	0	0	0
Employee share-based compensation plans	52	45	34
Other changes in treasury shares	6	2	(7)
Transfers	0	0	0
Other changes	5	(5)	(50)
Balance end of period	55,339	53,698	55,628
Other reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period	(687)	(2,767)	(2,192)
Net results	14	125	336
Other comprehensive income	(151)	1,311	776
Total comprehensive income	(137)	1,436	1,112
Share buyback programmes, cancellation of shares	2,000	5,000	2,701
Employee share-based compensation plans	60	43	41
Other changes in treasury shares	6	2	(7)
Transfers	(616)	(585)	(899)
Balance end of period	(3,080)	(687)	(2,767)
Unappropriated results
Condensed Financial Statements, Captions [Line Items]
Balance start of period	36,243	40,299	41,538
Net results	8,310	5,209	3,804
Total comprehensive income	8,310	5,209	3,804
Dividends and other cash distributions	(3,691)	(4,124)	(2,668)
Share buyback programmes, commitment	(3,100)	(4,500)	(4,000)
Share buyback programmes, cancellation of shares	(1,999)	(4,996)	(2,699)
Employee share-based compensation plans	(8)	1	(7)
Transfers	616	585	899
Balance end of period	40,016	36,243	40,299
Parent company
Condensed Financial Statements, Captions [Line Items]
Balance start of period	52,703	54,684	56,500
Net results	8,324	5,334	4,140
Other comprehensive income	(151)	1,311	776
Total comprehensive income	8,173	6,645	4,916
Dividends and other cash distributions	(3,691)	(4,124)	(2,668)
Share buyback programmes, commitment	(3,100)
Share buyback programmes, cancellation of shares
Employee share-based compensation plans	(12)	2	(7)
Other changes in treasury shares	6	2	(7)
Transfers
Balance end of period	54,083	52,703	54,684
Parent company | Share capital
Condensed Financial Statements, Captions [Line Items]
Balance start of period	31	35	37
Share buyback programmes, cancellation of shares	(1)	(4)	(2)
Balance end of period	30	31	35
Parent company | Share premium
Condensed Financial Statements, Captions [Line Items]
Balance start of period	17,116	17,116	17,116
Balance end of period	17,116	17,116	17,116
Parent company | Legal and statutory reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period	78	(773)	(986)
Net results	14	125	336
Other comprehensive income	(151)	1,311	776
Total comprehensive income	(137)	1,436	1,112
Transfers	(616)	(585)	(899)
Balance end of period	(675)	78	(773)
Parent company | Other reserves
Condensed Financial Statements, Captions [Line Items]
Balance start of period	31,397	35,761	29,002
Total comprehensive income
Dividends and other cash distributions	(500)	(498)
Share buyback programmes, commitment	(3,100)	(4,500)	(4,000)
Share buyback programmes, cancellation of shares	1	4	2
Employee share-based compensation plans	(12)	2	(7)
Other changes in treasury shares	6	2	(7)
Transfers	2,544	631	10,823
Other changes	5	(5)	(50)
Balance end of period	30,341	31,397	35,761
Parent company | Unappropriated results
Condensed Financial Statements, Captions [Line Items]
Balance start of period	4,080	2,544	11,331
Net results	8,310	5,209	3,804
Other comprehensive income
Total comprehensive income	8,310	5,209	3,804
Dividends and other cash distributions	(3,191)	(3,626)	(2,668)
Transfers	(1,928)	(47)	(9,923)
Balance end of period	€ 7,271	€ 4,080	€ 2,544